UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05498

Exact name of registrant as specified in charter: Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.2%)(a)

		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, September 1, 2037		$1,400,000	$1,415,641
6 1/2s, TBA, August 1, 2037		800,000	811,312
6 1/2s, TBA, July 1, 2037		2,000,000	2,033,281
			4,260,234

U.S. Government Agency Mortgage Obligations (5.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 6s, July 1, 2021		65,552	65,821
Federal National Mortgage Association Pass-Through
Certificates
8s, October 1, 2025		5,345	5,626
6 1/2s, June 1, 2036		46,818	47,268
6 1/2s, October 1, 2018		15,320	15,515
6 1/2s, TBA, July 1, 2037		3,400,000	3,431,609
6s, May 1, 2021		4,601,161	4,622,190
6s, TBA, July 1, 2037		11,400,000	11,274,422
5 1/2s, April 1, 2036		45,338	43,809
5 1/2s, with due dates from March 1, 2020 to
January 1, 2021		905,521	894,013
5 1/2s, TBA, July 1, 2037		3,900,000	3,759,539
5s, May 1, 2021		101,535	98,144
4 1/2s, with due dates from July 1, 2020 to
June 1, 2034		9,289,787	8,738,142
4 1/2s, TBA, July 1, 2022		3,300,000	3,130,875
			36,126,973

Total U.S. government and agency mortgage obligations (cost $40,662,325)			$40,387,207

U.S. TREASURY OBLIGATIONS (11.5%)(a)
		Principal amount	Value

U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		$3,996,252	$3,902,328
U.S. Treasury Notes
6 1/2s, February 15, 2010		7,500,000	7,788,867
4 1/4s, August 15, 2013		38,008,000	36,701,475
3 1/4s, August 15, 2008		27,242,000	26,735,468

Total U.S. treasury obligations (cost $77,262,952)			$75,128,138

FOREIGN GOVERNMENT BONDS AND NOTES (16.0%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$700,000	$668,150
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	11,175,000	3,430,725
Argentina (Republic of) FRB 5.475s, 2012		$9,187,500	8,726,593
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	1,390,000	1,802,382
Brazil (Federal Republic of) bonds 6s, 2017		$1,490,000	1,469,885
Canada (Government of) bonds Ser. WH31, 6s, 2008	CAD	3,680,000	3,505,022
Colombia (Republic of) notes 10s, 2012		$3,697,000	4,284,823
Ecuador (Republic of) regs notes 9 3/8s, 2015		125,000	109,375
France (Government of) bonds 4s, 2013	EUR	4,730,000	6,221,174
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,500,000	7,443,150
Indonesia (Republic of) bonds 14.275s, 2013	IDR	2,541,000,000	354,136
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	7,546,000,000	1,042,484
Ireland (Republic of) bonds 5s, 2013	EUR	7,500,000	10,361,169
Japan (Government of) CPI Linked bonds, Ser. 12, 1.2s,
2017	JPY	371,900,000	2,998,576
Japan (Government of) CPI Linked bonds, Ser. 8, 1s,
2016	JPY	3,940,255,800	31,337,724
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	17,460,000	1,647,383
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		$2,445,000	2,389,988
Spain (Government of) bonds 5.4s, 2011	EUR	1,000,000	1,393,913
Spain (Kingdom of) bonds 5s, 2012	EUR	800,000	1,102,777
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	30,690,000	5,074,986
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)		$1,495,000	1,483,788
United Mexican States notes 6 5/8s, 2015 (S)		4,530,000	4,756,500
Venezuela (Republic of) notes 10 3/4s, 2013		2,150,000	2,391,875

Total foreign government bonds and notes (cost $101,072,183)			$103,996,578

CORPORATE BONDS AND NOTES (15.3%)(a)
		Principal amount	Value

Basic Materials (1.2%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$97,000	$88,755
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		145,000	144,275
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		95,000	96,188
Chaparral Steel Co. company guaranty 10s, 2013		486,000	530,348
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		285,000	282,863
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		775,000	794,375

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		841,000	895,665
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015		150,000	157,125
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		422,000	444,155
Georgia-Pacific Corp. notes 8 1/8s, 2011		55,000	56,169
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		358,000	377,690
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		136,000	139,060
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		605,000	626,175
Lyondell Chemical Co. company guaranty 6 7/8s, 2017		460,000	446,200
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		23,000	24,093
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		367,000	370,670
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		224,000	229,040
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		136,000	137,360
Nalco Co. sr. sub. notes 8 7/8s, 2013		615,000	638,063
NewPage Corp. company guaranty 10s, 2012		56,000	60,480
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		15,000	14,513
Novelis, Inc. company guaranty 7 1/4s, 2015		223,000	228,854
PQ Corp. company guaranty 7 1/2s, 2013		63,000	66,780
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	300,000	422,230
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		$365,000	357,700
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	240,300
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		60,000	57,600
			7,926,726

Capital Goods (1.0%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		460,000	447,350
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		116,000	116,000
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		448,000	453,600
Blount, Inc. sr. sub. notes 8 7/8s, 2012		311,000	314,110
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		315,000	326,025
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		145,000	146,450
L-3 Communications Corp. company guaranty 6 1/8s, 2013		2,370,000	2,239,650
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		854,000	792,085
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		150,000	157,875
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		29,000	28,058
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017		160,000	158,658
Owens-Brockway Glass company guaranty 7 3/4s, 2011		181,000	185,751
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		867,000	906,015
TD Funding Corp. company guaranty 7 3/4s, 2014		120,000	121,200
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012		135,000	149,850
			6,542,677

Communication Services (0.9%)
American Cellular Corp. company guaranty 9 1/2s, 2009		195,000	198,900
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	566,440
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		435,000	449,138
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		170,000	179,138
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		223,000	230,526
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		866,000	825,948
iPCS, Inc. 144A sec. FRN 7.48s, 2013		140,000	140,175
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		90,000	92,925
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		150,000	150,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	357,413
Qwest Corp. notes 8 7/8s, 2012		1,501,000	1,617,328
Qwest Corp. sr. notes 7 5/8s, 2015		409,000	422,293
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	76,875
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013		195,000	194,025
West Corp. company guaranty 9 1/2s, 2014		129,000	132,225
			5,633,349

Consumer Cyclicals (2.6%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		165,000	169,125
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		134,000	131,320
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		337,021	334,493
Dex Media, Inc. notes 8s, 2013		111,000	112,665
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		515,000	541,394
Ford Motor Credit Corp. notes 7 7/8s, 2010		245,000	244,953
Ford Motor Credit Corp. notes 7.8s, 2012		1,660,000	1,619,375
Ford Motor Credit Corp. notes 7 3/8s, 2009		195,000	193,568
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		621,000	652,325
Ford Motor Credit Corp. sr. unsec 8s, 2016		160,000	152,825
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		444,000	463,618
Ford Motor Credit Corp. sr. unsec. FRN 8.105s, 2012		126,000	125,709
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011		156,000	164,190

Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	310,000	314,650
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	725,000	725,906
Jostens IH Corp. company guaranty 7 5/8s, 2012	718,000	714,410
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	138,000	126,960
Levi Strauss & Co. sr. notes 9 3/4s, 2015	651,000	696,570
Levi Strauss & Co. sr. notes 8 7/8s, 2016	285,000	292,125
Meritage Homes Corp. company guaranty 6 1/4s, 2015	352,000	315,040
Meritage Homes Corp. sr. notes 7s, 2014	45,000	41,850
Meritor Automotive, Inc. notes 6.8s, 2009	71,000	69,580
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	468,000	489,645
MGM Mirage, Inc. company guaranty 6s, 2009	1,009,000	1,000,171
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	190,000	125,400
NTK Holdings, Inc. sr. disc. notes zero %, 2014	104,000	75,400
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	460,000	474,950
Pinnacle Entertainment Inc. 144A sr. sub. notes
7 1/2s, 2015	320,000	308,800
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	337,000	347,110
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	1,000	1,030
PRIMEDIA, Inc. sr. notes 8s, 2013	542,000	570,455
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	67,000	63,483
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	268,000	253,930
Scientific Games Corp. company guaranty 6 1/4s, 2012	626,000	601,743
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	735,000	753,375
Standard Pacific Corp. sr. notes 7 3/4s, 2013	46,000	42,320
Station Casinos, Inc. sr. notes 6s, 2012	318,000	298,920
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	70,000	72,100
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	421,000	422,053
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	410,000	390,525
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	117,000	116,123
United Auto Group, Inc. company guaranty 7 3/4s, 2016	345,000	343,275
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	661,000	647,780
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	170,000	136,000
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	1,000,000	962,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	555,000	534,881
		17,234,620

Consumer Staples (2.0%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	580,425
AMC Entertainment, Inc. company guaranty 11s, 2016	251,000	277,355
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	205,000	200,900
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	90,153	4,711
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	285,000	290,700
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	167,000	164,913
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	8,000	8,080
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	1,347,000	1,405,931
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	259,000	270,331
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	86,000	89,870
Church & Dwight Co., Inc. company guaranty 6s, 2012	444,000	425,685
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	840,000	764,400
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	878,000	834,100
Dean Foods Co. company guaranty 7s, 2016	134,000	127,970
Del Monte Corp. company guaranty 6 3/4s, 2015	320,000	304,800
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	578,200
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	718,000	674,920
Echostar DBS Corp. company guaranty 6 5/8s, 2014	2,119,000	2,023,645
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	118,000	108,265
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	140,000	98,700
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014	186,000	196,695
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	150,000	143,250
Playtex Products, Inc. company guaranty 9 3/8s, 2011	170,000	174,675
Playtex Products, Inc. company guaranty 8s, 2011	770,000	793,100
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	450,000	461,250
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	471,000	489,840
Rental Services Corp. 144A bonds 9 1/2s, 2014	261,000	266,220
Rite Aid Corp. company guaranty 9 3/8s, 2015	330,000	316,800
Rite Aid Corp. secd. notes 7 1/2s, 2017	315,000	303,975
United Rentals NA, Inc. sr. sub. notes 7s, 2014	352,000	343,200
Young Broadcasting, Inc. company guaranty 10s, 2011	239,000	237,805
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	83,000	78,435
		13,039,146

Energy (3.0%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,347,000	1,293,120
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	403,000	420,128
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	320,000	316,000
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	812,000	773,430
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	269,000	273,708

Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,031,000	1,049,043
Chesapeake Energy Corp. sr. notes 7s, 2014		279,000	276,908
Complete Production Services, Inc. 144A sr. notes 8s,
2016		515,000	520,150
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		510,000	487,050
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		315,000	314,213
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		425,000	422,875
Forest Oil Corp. sr. notes 8s, 2011		540,000	556,200
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		584,000	573,050
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		517,000	473,055
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		900,000	870,300
Massey Energy Co. sr. notes 6 5/8s, 2010		358,000	352,630
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		348,000	335,820
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		655,000	617,338
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		389,483	395,842
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		355,000	367,290
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		456,750	475,505
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015		5,838,000	5,727,078
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		864,000	913,680
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		150,000	148,875
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		670,000	683,400
Pride International, Inc. sr. notes 7 3/8s, 2014		826,000	828,065
			19,464,753

Financial (1.9%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)		1,445,000	1,459,592
Finova Group, Inc. notes 7 1/2s, 2009		413,755	89,992
General Motors Acceptance Corp. FRN 6.306s, 2007		350,000	350,009
General Motors Acceptance Corp. notes 7 3/4s, 2010		90,000	91,110
General Motors Acceptance Corp. notes 7s, 2012		40,000	39,416
General Motors Acceptance Corp. notes 6 7/8s, 2012		637,000	622,555
General Motors Acceptance Corp. notes 6 3/4s, 2014		1,445,000	1,383,813
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		33,000	32,523
GMAC LLC unsub. notes 6 5/8s, 2012		810,000	785,937
HUB International Holdings, Inc. 144A sr. notes 9s,
2014		65,000	63,700
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	91,438
JPMorgan Chase & Co. 144A 0.196s, 2012	INR	19,000,000	466,127
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017		252,000	244,440
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		355,000	341,688
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)		920,000	876,300
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		955,000	934,754
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		1,400,000	1,406,300
USI Holdings Corp. 144A sr. notes FRN 9.23s, 2014		60,000	59,700
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		3,010,000	3,166,520
			12,505,914

Health Care (1.1%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		53,000	55,317
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015		815,000	826,206
DaVita, Inc. company guaranty 6 5/8s, 2013		153,000	149,366
HCA, Inc. notes 6 3/8s, 2015		212,000	180,200
HCA, Inc. notes 5 3/4s, 2014		260,000	220,025
HCA, Inc. 144A sec. notes 9 1/4s, 2016		645,000	686,925
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)		550,000	591,250
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		740,000	689,125
Service Corporation International sr. notes 7s, 2017		170,000	161,925
Service Corporation International sr. notes 6 3/4s,
2016		535,000	506,913
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	696,850
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)		100,000	99,500
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		100,000	99,500
Tenet Healthcare Corp. notes 7 3/8s, 2013		390,000	352,463
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		299,000	296,010
US Oncology, Inc. company guaranty 9s, 2012		485,000	499,550
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		388,000	384,120
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	333,213
Ventas Realty LP/Capital Corp. company guaranty

6 3/4s, 2010 (R)		201,000	203,010
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		173,000	170,621
			7,202,089

Technology (0.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		334,000	314,795
CHR Intermediate Holding Corp. 144A sr. notes 12.61s,
2013 (PIK)		175,000	174,344
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)		383,000	360,020
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		768,000	733,440
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)		384,000	360,960
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	708,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		13,000	11,115
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		340,000	348,075
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	140,000	202,914
Xerox Corp. sr. notes 7 5/8s, 2013		$278,000	291,268
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		153,000	156,944
			3,662,625

Utilities & Power (1.0%)
AES Corp. (The) sr. notes 8 7/8s, 2011		54,000	56,565
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		460,000	486,450
CMS Energy Corp. sr. notes 7 3/4s, 2010		180,000	187,180
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		174,000	169,435
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		146,000	145,270
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		172,000	170,280
Edison Mission Energy 144A sr. notes 7.2s, 2019		275,000	258,500
Edison Mission Energy 144A sr. notes 7s, 2017		195,000	183,788
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	492,700
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,950,000	1,938,856
NRG Energy, Inc. sr. notes 7 3/8s, 2016		235,000	235,588
Orion Power Holdings, Inc. sr. notes 12s, 2010		655,000	740,150
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		517,000	525,065
Teco Energy, Inc. notes 7.2s, 2011		185,000	191,721
Teco Energy, Inc. notes 7s, 2012		280,000	289,345
Teco Energy, Inc. sr. notes 6 3/4s, 2015		32,000	32,640
Utilicorp United, Inc. sr. notes 9.95s, 2011		18,000	19,412
Williams Cos., Inc. (The) notes 8 1/8s, 2012		150,000	159,188
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		172,000	172,430
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017		145,000	145,725
			6,600,288

Total corporate bonds and notes (cost $100,681,599)			$99,812,187

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)(a)
		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$35,469	$35,469
Banc of America Commercial Mortgage, Inc. Ser. 01-1,
Class G, 7.324s, 2036		325,000	337,084
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	157,361
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	302,897
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022		645,000	643,943
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		548,000	547,998
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		517,000	517,247
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, Interest Only (IO), 0.08s, 2036		964,653	6,314
Bayview Commercial Asset Trust 144A Ser. 07-1,
Class S, IO, 1.211s, 2037		4,151,792	539,318
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.194s, 2032		410,000	446,252
Broadgate Financing PLC sec. FRB Ser. D, 6.435s, 2023
(United Kingdom)	GBP	453,625	906,054
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 5.42s, 2017		$283,223	283,216
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.167s, 2046		5,500,182	199,382
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		6,220,618	10,692
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.92s, 2017		251,000	250,999
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.17s, 2020		699,000	699,041
FRB Ser. 05-TFLA, Class K, 6.62s, 2020		388,000	387,997
Ser. 98-C1, Class F, 6s, 2040		966,000	907,347
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	308,201
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.831s, 2031		12,953,666	122,959
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	285,074
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		915,958	850,751
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,

Class B2, 8.16s, 2030		229,196	206,276
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.546s, 2014 (Ireland)	GBP	507,000	1,000,419
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.559s, 2014 (United Kingdom)	GBP	276,629	545,701
Fannie Mae
IFB Ser. 06-70, Class SM, 9.605s, 2036		$265,201	271,693
IFB Ser. 06-62, Class PS, 7.98s, 2036		767,921	799,172
IFB Ser. 06-76, Class QB, 7.68s, 2036		1,851,375	1,919,649
IFB Ser. 06-70, Class SJ, 7.68s, 2036		127,366	132,469
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		301,041	313,807
Ser. 02-T19, Class A3, 7 1/2s, 2042		243,009	252,229
Ser. 02-14, Class A2, 7 1/2s, 2042		1,882	1,950
Ser. 01-T10, Class A2, 7 1/2s, 2041		235,514	243,443
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,107	1,145
Ser. 01-T3, Class A1, 7 1/2s, 2040		152,303	157,243
Ser. 01-T1, Class A1, 7 1/2s, 2040		467,321	482,621
Ser. 99-T2, Class A1, 7 1/2s, 2039		188,735	196,863
Ser. 00-T6, Class A1, 7 1/2s, 2030		90,134	93,308
Ser. 01-T4, Class A1, 7 1/2s, 2028		436,272	455,505
IFB Ser. 06-63, Class SP, 7.38s, 2036		2,011,669	2,049,766
IFB Ser. 06-60, Class TK, 7.32s, 2036		575,577	574,610
IFB Ser. 06-104, Class GS, 7.046s, 2036		386,495	387,175
Ser. 04-W12, Class 1A3, 7s, 2044		342,368	352,691
Ser. 01-T10, Class A1, 7s, 2041		927,186	948,705
IFB Ser. 05-74, Class CS, 5.39s, 2035		614,194	590,290
IFB Ser. 05-74, Class CP, 5.243s, 2035		538,725	519,116
IFB Ser. 06-27, Class SP, 5.06s, 2036		791,000	760,013
IFB Ser. 06-8, Class HP, 5.06s, 2036		895,415	845,878
IFB Ser. 06-8, Class WK, 5.06s, 2036		1,413,813	1,324,324
IFB Ser. 05-106, Class US, 5.06s, 2035		1,310,545	1,257,838
IFB Ser. 05-99, Class SA, 5.06s, 2035		642,033	613,511
IFB Ser. 05-115, Class NQ, 4.988s, 2036		315,530	289,487
IFB Ser. 05-114, Class SP, 4.95s, 2036		378,618	348,719
IFB Ser. 06-60, Class CS, 4.583s, 2036		890,030	780,539
IFB Ser. 05-95, Class CP, 4.089s, 2035		99,299	93,850
IFB Ser. 05-95, Class OP, 3.923s, 2035		360,000	311,830
IFB Ser. 05-83, Class QP, 3.562s, 2034		215,421	190,246
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029		17,652	30
IFB Ser. 07-W6, Class 6A2, IO, 2.48s, 2037		1,301,610	83,181
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036		2,241,029	206,184
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033		1,062,390	78,065
IFB Ser. 07-W6, Class 5A2, IO, 1.97s, 2037		1,675,120	99,197
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037		1,727,806	93,820
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036		724,565	50,426
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036		5,853,825	339,823
IFB Ser. 06-60, Class SI, IO, 1.83s, 2036		1,690,756	113,108
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035		2,150,919	112,986
IFB Ser. 07-39, Class PI, IO, 1.44s, 2037		1,077,000	55,056
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037		6,346,141	299,198
IFB Ser. 07-22, Class S, IO, 1.43s, 2037		18,779,318	1,010,733
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037		2,272,096	106,044
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037		1,226,666	58,757
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036		1,555,416	74,810
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035		4,082,144	231,049
IFB Ser. 07-W5, Class 2A2, IO, 1.42s, 2037		609,705	22,559
IFB Ser. 07-30, Class IE, IO, 1.42s, 2037		2,993,794	193,610
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037		2,386,980	140,926
IFB Ser. 06-123, Class UI, IO, 1.42s, 2037		1,158,289	61,014
IFB Ser. 07-15, Class BI, IO, 1.38s, 2037		1,932,331	99,374
IFB Ser. 06-23, Class SC, IO, 1.38s, 2036		1,554,805	84,057
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035		1,356,264	73,410
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035		2,310,686	127,485
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035		1,593,434	83,337
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035		360,387	22,242
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035		4,026,493	192,509
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036		1,325,625	66,281
IFB Ser. 06-115, Class IE, IO, 1.32s, 2036		984,282	49,286
IFB Ser. 06-117, Class SA, IO, 1.32s, 2036		1,523,504	72,539
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036		1,147,182	69,013
IFB Ser. 07-W6, Class 4A2, IO, 1.28s, 2037		6,457,602	283,529
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037		1,297,616	61,507
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036		1,877,189	78,469
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036		4,676,495	270,838
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035		201,215	12,345
IFB Ser. 06-98, Class SQ, IO, 1 1/4s, 2036		13,768,046	652,962
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036		2,638,214	111,653
Ser. 03-W17, Class 12, IO, 1.151s, 2033		2,473,795	95,347
IFB Ser. 07-30, Class JS, IO, 1.12s, 2037		4,135,352	182,446
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037		1,846,548	91,521
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037		6,076,895	251,705
Ser. 07-54, Class IA, IO, 1.09s, 2037		1,382,184	67,014
IFB Ser. 07-54, Class IB, IO, 1.09s, 2037		1,382,184	67,014
IFB Ser. 07-54, Class IC, IO, 1.09s, 2037		1,382,184	67,014
IFB Ser. 07-54, Class ID, IO, 1.09s, 2037		1,382,184	67,014
IFB Ser. 07-54, Class IE, IO, 1.09s, 2037		1,382,184	67,014
IFB Ser. 07-54, Class IF, IO, 1.09s, 2037		2,055,887	99,677
IFB Ser. 07-54, Class UI, IO, 1.09s, 2037		1,946,461	96,739
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037		4,375,465	206,669
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037		5,801,027	264,318
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036		3,198,974	143,514
IFB Ser. 06-123, Class LI, IO, 1s, 2037		2,149,233	92,815
Ser. 03-W10, Class 3A, IO, 0.891s, 2043		4,222,219	72,583
Ser. 03-W10, Class 1A, IO, 0.881s, 2043		3,501,528	52,029
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037		2,443,743	88,089

IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	1,646,454	61,726
IFB Ser. 07-30, Class UI, IO, 0.78s, 2037	1,361,800	51,556
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	2,176,651	80,886
IFB Ser. 07-1, Class CI, IO, 0.78s, 2037	1,601,851	56,240
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	2,017,624	57,754
IFB Ser. 07-W5, Class 1A2, IO, 0.76s, 2037	3,087,928	77,198
Ser. 02-T18, IO, 0.522s, 2042	6,863,164	89,788
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036	47,064	45,273
Ser. 372, Class 1, PO, zero %, 2036	5,421,707	3,920,028
Ser. 363, Class 1, PO, zero %, 2035	1,991,219	1,390,713
Ser. 04-38, Class AO, PO, zero %, 2034	335,753	237,003
Ser. 04-61, Class CO, PO, zero %, 2031	517,000	399,011
Ser. 99-51, Class N, PO, zero %, 2029	68,919	55,706
Ser. 07-31, Class TS, IO, zero %, 2009	3,553,658	16,185
Ser. 07-15, Class IM, IO, zero %, 2009	1,376,385	7,489
Ser. 07-16, Class TS, IO, zero %, 2009	5,650,931	23,611
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	6,042	6,280
Ser. T-60, Class 1A2, 7s, 2044	1,752,827	1,804,656
Ser. T-57, Class 1AX, IO, 0.457s, 2043	2,259,724	26,032
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.362s, 2020	5,531,338	291,370
Freddie Mac
IFB Ser. 3182, Class PS, 7.32s, 2032	210,849	217,090
Ser. 3326, Class WF, 6s, 2037	188,000	182,206
IFB Ser. 3081, Class DC, 5.22s, 2035	520,976	486,202
IFB Ser. 3114, Class GK, 5.12s, 2036	351,452	325,214
IFB Ser. 2979, Class AS, 4.767s, 2034	230,864	213,327
IFB Ser. 3065, Class DC, 3.9s, 2035	808,125	706,208
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	740,170	40,087
IFB Ser. 3297, Class BI, IO, 1.44s, 2037	4,163,117	232,565
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	1,041,658	67,990
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	1,554,736	83,861
IFB Ser. 3281, Class BI, IO, 1.43s, 2037	819,499	43,474
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	3,837,906	210,608
IFB Ser. 3042, Class SP, IO, 1.43s, 2035	896,548	48,055
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	9,296,308	418,602
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	838,784	33,674
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	4,111,950	232,907
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	2,630,983	141,116
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	619,302	28,728
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	730,636	44,107
IFB Ser. 3244, Class SB, IO, 1.34s, 2036	1,164,785	58,891
IFB Ser. 3244, Class SG, IO, 1.34s, 2036	1,364,177	69,111
IFB Ser. 3326, Class GS, IO, 1.33s, 2037	3,760,000	170,243
IFB Ser. 3236, Class IS, IO, 1.33s, 2036	2,193,495	107,524
IFB Ser. 3147, Class SH, IO, 1.33s, 2036	4,018,279	202,668
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	4,632,968	181,395
IFB Ser. 3240, Class S, IO, 1.3s, 2036	3,723,137	204,640
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	570,903	33,936
IFB Ser. 3221, Class SI, IO, 1.26s, 2036	1,783,453	83,680
IFB Ser. 3153, Class UI, IO, 1 1/4s, 2036	1,198,670	67,845
IFB Ser. 3202, Class PI, IO, 1.22s, 2036	4,880,834	224,934
IFB Ser. 3201, Class SG, IO, 1.18s, 2036	2,267,535	102,526
IFB Ser. 3203, Class SE, IO, 1.18s, 2036	2,020,007	90,816
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	3,215,281	163,146
IFB Ser. 3284, Class BI, IO, 1.13s, 2037	1,326,242	57,078
IFB Ser. 3199, Class S, IO, 1.13s, 2036	2,738,457	130,682
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	2,637,460	129,992
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	4,410,134	217,211
IFB Ser. 3311, Class IA, IO, 1.09s, 2037	1,935,110	98,762
IFB Ser. 3311, Class IB, IO, 1.09s, 2037	1,935,110	98,762
IFB Ser. 3311, Class IC, IO, 1.09s, 2037	1,935,110	98,762
IFB Ser. 3311, Class ID, IO, 1.09s, 2037	1,935,110	98,762
IFB Ser. 3311, Class IE, IO, 1.09s, 2037	2,947,459	150,429
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	2,256,357	104,545
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	2,155,868	72,714
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	5,249,578	206,069
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	1,669,080	42,785
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	8,733,911	336,296
IFB Ser. 3235, Class SA, IO, 0.63s, 2036	1,035,542	28,269
Ser. 246, PO, zero %, 2037	5,675,183	4,097,954
Ser. 3326, Class XF, zero %, 2037	204,000	212,313
Ser. 3300, PO, zero %, 2037	972,943	715,765
Ser. 236, PO, zero %, 2036	434,988	315,418
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	170,000	177,602
Ser. 00-1, Class G, 6.131s, 2033	596,000	543,159
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	538,917
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3.1s, 2035	494,703	425,410
IFB Ser. 06-62, Class SI, IO, 2.06s, 2036	1,750,262	110,611
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	752,917	53,432
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	752,917	53,166
IFB Ser. 07-26, Class SG, IO, 1.53s, 2037	2,181,310	120,559
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	4,817,886	251,010
IFB Ser. 07-25, Class SA, IO, 1.48s, 2037	1,853,573	93,605
IFB Ser. 07-25, Class SB, IO, 1.48s, 2037	3,628,546	183,242
IFB Ser. 07-26, Class LS, IO, 1.48s, 2037	4,530,388	253,626
IFB Ser. 07-26, Class SA, IO, 1.48s, 2037	5,218,070	254,594
IFB Ser. 07-26, Class SD, IO, 1.48s, 2037	2,594,410	137,917
IFB Ser. 07-22, Class S, IO, 1.48s, 2037	1,165,779	69,719
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033	5,228,808	202,371

IFB Ser. 07-9, Class DI, IO, 1.19s, 2037		2,441,896	103,744
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037		2,717,759	125,369
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035		1,774,175	65,843
IFB Ser. 07-27, Class SD, IO, 0.88s, 2037		1,339,530	41,285
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037		2,250,456	67,678
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037		3,176,772	101,887
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037		1,315,043	40,814
IFB Ser. 07-1, Class S, IO, 0.88s, 2037		2,978,050	90,168
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037		2,838,346	85,235
Ser. 98-2, Class EA, PO, zero %, 2028		69,580	55,282
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.57s, 2015		214,000	214,000
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031		253,101	256,295
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 8.16s, 2036		874,110	872,019
FRB Ser. 07-5, Class 4A2, 5.64s, 2037		1,703,394	1,689,798
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		2,177,507	99,909
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037		2,106,226	101,520
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037		2,556,600	120,699
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		4,565,139	161,039
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		4,090,901	179,641
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		1,808,072	64,252
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		2,484,752	100,375
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		787,687	3,269
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		1,126,620	6,848
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036		1,887,346	8,871
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		594,000	497,059
Ser. 04-1A, Class K, 5.45s, 2040		212,000	169,865
Ser. 04-1A, Class L, 5.45s, 2040		96,000	70,826
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.063s, 2049		56,788,465	825,207
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.278s, 2028		1,603,680	151,403
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.009s, 2037		985,101	307,229
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		1,252,000	1,256,965
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		1,730,000	1,243,507
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.361s, 2035		1,466,793	1,460,971
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.081s, 2030		327,112	332,013
Ser. 97-MC2, Class X, IO, 1.298s, 2012		1,066,963	2,881
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.76s,
2042 (United Kingdom)		500,000	500,347
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	114,301
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		451,701	3,123
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		303,000	302,062
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	138,466
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	152,078
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	148,872
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	133,078
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 6.746s, 2014 (Ireland)	GBP	546,859	1,094,651
FRB Ser. 05-CT2A, Class E, 6.716s, 2014 (Ireland)	GBP	226,682	454,382
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.574s, 2012
(Ireland)	GBP	264,239	530,433
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.62s, 2018		$477,000	476,909
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		12,488,600	208,423

Total collateralized mortgage obligations (cost $78,470,553)			$76,099,891

ASSET-BACKED SECURITIES (9.5%)(a)
		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		66,381	$59,754
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	385,046
Ser. 04-1A, Class E, 6.42s, 2039		361,000	353,188
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		52,000	35,717
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.82s, 2036		509,000	254,500
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033		273,309	274,462
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		340,000	342,709
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037		6,294,000	190,787
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		286,000	281,889
FRB Ser. 06-PC1, Class M9, 7.07s, 2035		185,000	120,250
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		270,000	175,500
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		536,459	372,085

Ser. 00-A, Class A2, 7.575s, 2030		146,834	102,517
Ser. 99-B, Class A4, 7.3s, 2016		695,758	446,389
Ser. 99-B, Class A3, 7.18s, 2015		1,170,894	747,176
FRB Ser. 00-A, Class A1, 5.48s, 2030		154,311	87,957
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		598,000	571,090
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	500,332
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		180,214	180,720
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		34,922	34,971
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010		350,000	353,188
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		304,000	193,891
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		457,000	268,625
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,159,073	1,059,985
Ser. 00-4, Class A6, 8.31s, 2032		3,615,000	3,199,275
Ser. 00-5, Class A7, 8.2s, 2032		476,000	417,109
Ser. 00-1, Class A5, 8.06s, 2031		1,065,641	937,764
Ser. 00-4, Class A5, 7.97s, 2032		222,390	191,730
Ser. 00-5, Class A6, 7.96s, 2032		771,000	694,892
Ser. 01-3, Class M2, 7.44s, 2033		82,669	5,787
FRB Ser. 02-1, Class M1A, 7.37s, 2033		2,196,000	2,159,764
Ser. 01-4, Class A4, 7.36s, 2033		245,308	250,292
Ser. 00-6, Class A5, 7.27s, 2031		87,485	85,948
FRB Ser. 01-4, Class M1, 7.07s, 2033		295,000	112,100
Ser. 01-1, Class A5, 6.99s, 2032		949,045	901,719
Ser. 01-3, Class A4, 6.91s, 2033		2,992,337	2,913,674
Ser. 02-1, Class A, 6.681s, 2033		1,161,202	1,166,537
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		20,444	20,240
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		278	139
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.022s, 2046		4,056,376	145,776
Ser. 05-2, Class 2X, IO, 1.16s, 2035		4,060,348	83,110
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.8s, 2035		3,963,630	112,262
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		431,000	394,096
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		277,000	279,702
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.98s, 2039		988,717	1,004,165
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		41,578	370
Ser. 04-3, Class A, 4 1/2s, 2034		1,452	21
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		687,000	679,899
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.219s, 2043 (United Kingdom)	GBP	1,075,000	2,202,840
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	1,962,312
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$870,032	880,239
Ser. 94-4, Class B2, 8.6s, 2019		305,393	226,676
Ser. 93-1, Class B, 8.45s, 2018		535,075	503,800
Ser. 99-5, Class A5, 7.86s, 2030		4,420,636	4,221,707
Ser. 96-8, Class M1, 7.85s, 2027		387,000	382,496
Ser. 95-8, Class B1, 7.3s, 2026		362,579	353,160
Ser. 95-4, Class B1, 7.3s, 2025		371,800	374,074
Ser. 97-6, Class M1, 7.21s, 2029		982,000	908,743
Ser. 99-3, Class A7, 6.74s, 2031		733,000	722,602
Ser. 99-3, Class A5, 6.16s, 2031		594	598
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,593,674	1,515,855
Ser. 99-5, Class M1A, 8.3s, 2026		157,000	158,099
Ser. 99-5, Class A4, 7.59s, 2028		66,143	66,888
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		365,777	365,366
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.32s, 2030 (Cayman Islands)		379,000	379,265
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		115,474	110,520
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		200,754	174,656
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 8.07s,
2037 (Cayman Islands)		1,260,000	1,260,000
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.469s, 2039 (United Kingdom)	GBP	900,000	1,806,660
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.57s, 2032		$1,046,356	816,158
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		2,946	1,326
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		350,000	353,276
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		10,052	9,901
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		124,471	121,275
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.52s, 2034		214,000	181,900
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		46,731	46,047
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		172,240	168,403
Ser. 04-B, Class C, 3.93s, 2012		76,138	74,012
Oakwood Mortgage Investors, Inc.

Ser. 99-D, Class A1, 7.84s, 2029		1,007,181	873,771
Ser. 00-A, Class A2, 7.765s, 2017		148,139	130,842
Ser. 95-B, Class B1, 7.55s, 2021		364,000	227,500
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	651,017
Ser. 02-B, Class A4, 7.09s, 2032		418,575	395,298
Ser. 99-B, Class A4, 6.99s, 2026		1,104,888	1,033,070
Ser. 01-D, Class A4, 6.93s, 2031		751,394	576,557
Ser. 01-E, Class A4, 6.81s, 2031		952,791	828,707
Ser. 01-C, Class A2, 5.92s, 2017		983,614	488,653
Ser. 02-C, Class A1, 5.41s, 2032		1,314,711	1,184,871
Ser. 01-D, Class A2, 5.26s, 2019		151,145	107,913
Ser. 01-E, Class A2, 5.05s, 2019		1,080,874	856,593
Ser. 02-A, Class A2, 5.01s, 2020		286,039	254,240
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		210,883	185,253
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.86s, 2018 (Ireland)		885,000	894,956
FRB Ser. 05-A, Class E, 9.96s, 2012 (Ireland)		238,000	242,236
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		509,000	361,543
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.7s, 2034		394,815	395,556
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		6,500	6,129
Permanent Financing PLC
FRB Ser. 6, Class 3C, 6.501s, 2042 (United Kingdom)	GBP	887,000	1,785,549
FRB Ser. 3, Class 3C, 6.51s, 2042 (United Kingdom)		$350,000	352,405
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.78s, 2031		1,975,432	1,975,807
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.82s, 2035		395,000	237,000
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		4,999,594	236,187
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.504s, 2038 (United Kingdom)	GBP	150,000	302,663
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$20,603	20,638
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		17,341	54
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		75,194	3,008
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		49,754	5
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		12,349	363
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		7,301	31
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		10,294	17
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		3,426	69
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		20,842	104
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands)		273,210	27
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.318%, 2036		392,000	282,240
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.557s, 2038 (Cayman Islands)		140,000	140,280
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.156s, 2035		436,000	218,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		1,776,955	1,774,734
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037		4,781,000	121,103
Ser. 07-4, Class 1A4, IO, 5s, 2037		4,781,000	126,792
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		467,000	443,323
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		390,000	366,210
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.255s, 2044 (United Kingdom)		570,530	570,501

Total asset-backed securities (cost $62,852,426)			$62,149,768

SENIOR LOANS (7.4%)(a)(c)
		Principal amount	Value

Basic Materials (0.9%)
Aleris International, Inc. bank term loan FRN Ser. B,
7 3/8s, 2013		$275,000	$272,250
Celanese Corp. bank term loan FRN Ser. B, 7.099s, 2014		300,000	300,437
Freeport-McMoRan Copper & Gold, Inc. bank term loan
FRN Ser. B, 7.07s, 2014		976,178	976,459
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.106s, 2013		675,345	676,587
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.102s, 2012		299,250	299,800
Hexion Specialty Chemicals, Inc. bank term loan FRN
7 5/8s, 2013		248,750	249,294
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C-5, 7 5/8s, 2013		20,000	20,044
Innophos, Inc. bank term loan FRN 7.57s, 2010		201,675	202,179
Lyondell Chemical Co. bank term loan FRN Ser. B,
6.856s, 2013		99,250	99,138
Momentive Performance Materials, Inc. bank term loan
FRN 7 5/8s, 2013		199,000	199,041
Novelis, Inc. bank term loan FRN 7.61s, 2012		334,114	334,166
Novelis, Inc. bank term loan FRN Ser. B, 7.59s, 2012		547,693	547,778
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.105s, 2012		1,373,970	1,379,122
			5,556,295

Capital Goods (0.4%)
Berry Plastics Holding Corp. bank term loan FRN
7.355s, 2015	149,625	148,607
Graham Packaging International, Inc. bank term loan
FRN 7 5/8s, 2011	99,750	100,017
Hexcel Corp. bank term loan FRN Ser. B, 7.108s, 2012	438,412	438,686
McKechnie Holdings, LLC bank term loan FRN 7.34s, 2014
(United Kingdom)	215,000	215,202
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 7.094s, 2014	380,000	380,475
Polypore, Inc. bank term loan FRN 8.32s, 2011	707,772	707,772
Terex Corp. bank term loan FRN Ser. D, 7.1s, 2013	49,625	49,687
Transdigm, Inc. bank term loan FRN 7.36s, 2013	250,000	250,938
		2,291,384

Communication Services (0.5%)
American Cellular Corp. bank term loan FRN 7.32s, 2014	174,563	174,308
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.093s, 2011	124,255	124,565
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	543,116	542,777
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.57s, 2014	585,000	582,806
Intelsat, Ltd. bank term loan FRN Ser. B, 7.349s, 2013
(Bermuda)	597,000	598,194
MetroPCS Wireless, Inc. bank term loan FRN 7 5/8s, 2013	248,125	248,683
PanAmSat Corp. bank term loan FRN Ser. B, 7.349s, 2013	597,000	598,082
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.1s, 2012	425,643	425,643
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.32s, 2013	180,095	180,132
		3,475,190

Consumer Cyclicals (1.7%)
Adesa, Inc. bank term loan FRN 7.57s, 2013	550,000	549,794
CCM Merger, Inc. bank term loan FRN Ser. B, 7.353s,
2012	980,007	983,989
Cenveo Corp. bank term loan FRN Ser. B, 7.1s, 2014	206,897	206,767
Cenveo Corp. bank term loan FRN Ser. DD, 7.1s, 2014	43,103	43,077
Claire's Stores, Inc. bank term loan FRN 8.07s, 2014	590,000	579,122
Coinmach Corp. bank term loan FRN Ser. B, 7.877s, 2012	248,739	249,361
Cooper Tire & Rubber Co. bank term loan FRN Ser. B,
7 7/8s, 2012	224,557	224,697
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 7 7/8s, 2012	561,354	561,705
Dex Media West, LLC bank term loan FRN Ser. B1,
6.859s, 2010	403,679	403,376
GateHouse Media, Inc. bank term loan FRN Ser. B, 7.6s,
2014	220,000	218,969
Golden Nugget, Inc. bank term loan FRN Ser. B, 7.35s,
2014	101,818	101,691
Golden Nugget, Inc. bank term loan FRN Ser. DD, 7.35s,
2014	58,182	58,109
Goodman Global Holdings, Inc. bank term loan FRN Ser.
C, 7 1/8s, 2011	591,227	590,981
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	1,550,000	1,540,866
Michaels Stores, Inc. bank term loan FRN Ser. B,
7 5/8s, 2013	330,000	326,471
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.358s, 2013	485,713	486,889
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	147,750	147,227
R.H. Donnelley, Inc. bank term loan FRN 6.851s, 2011	682,541	682,114
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.85s, 2011	380,983	380,602
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.347s, 2014	425,000	424,071
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.86s, 2013	100,000	98,625
Sun Media Corp. bank term loan FRN Ser. B, 7.105s,
2009 (Canada)	137,128	137,299
Tribune Co. bank term loan FRN Ser. B, 8 3/8s, 2014	960,000	936,750
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.866s, 2012	172,813	173,569
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.905s, 2012	172,375	173,129
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 7/8s, 2014	185,000	185,193
Visant Holding Corp. bank term loan FRN Ser. C, 7.33s,
2010	392,529	394,082
		10,858,525

Consumer Staples (1.8%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.859s, 2013	745,598	751,004
Cablevision Systems Corp. bank term loan FRN 7.07s,
2013	1,089,000	1,087,821
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.358s, 2013	350,000	347,932
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.356s, 2013	350,000	347,932
Charter Communications, Inc. bank term loan FRN 7.85s,
2014	200,000	199,188

Charter Communications, Inc. bank term loan FRN 7.36s,
2014	1,941,340	1,922,736
Charter Communications, Inc. bank term loan FRN Ser.
B, 7.35s, 2014	50,000	49,521
Cinemark, Inc. bank term loan FRN 7.137s, 2013	310,000	310,000
Citadel Communications bank term loan FRN Ser. B,
6.945s, 2014	425,000	421,104
Dean Foods Co. bank term loan FRN Ser. B, 6 7/8s, 2014	748,125	746,535
Gray Television, Inc. bank term loan FRN Ser. B,
6.852s, 2014	200,000	199,125
Insight Midwest, LP bank term loan FRN Ser. B, 7.35s,
2014	193,075	193,377
Jarden Corp. bank term loan FRN Ser. B1, 7.1s, 2012	274,297	274,411
Jarden Corp. bank term loan FRN Ser. B2, 7.1s, 2012	124,682	124,786
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.107s, 2015	982,563	981,061
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 7.1s, 2015	119,700	119,301
MGM Studios, Inc. bank term loan FRN Ser. B, 8.6s, 2011	891,000	892,219
National Cinimedia, Inc. bank term loan FRN 7.11s, 2015	250,000	249,330
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.099s, 2014	300,000	300,000
Six Flags Theme Parks bank term loan FRN 7.61s, 2015	651,000	643,211
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.1s, 2012	440,977	440,840
Universal City Development Partners bank term loan FRN
Ser. B, 7.36s, 2011	969,872	975,933
VNU NV Group BV bank term loan FRN Ser. B, 7.607s,
2013 (Netherlands)	1,504	1,511
Warner Music Group bank term loan FRN Ser. B, 7.359s,
2011	153,048	153,409
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	266,578	267,178
		11,999,465

Energy (0.5%)
CR Gas Storage bank term loan FRN 7.11s, 2013	318,027	318,623
CR Gas Storage bank term loan FRN 7.11s, 2013	51,816	51,914
CR Gas Storage bank term loan FRN 7.07s, 2013	58,607	58,717
CR Gas Storage bank term loan FRN Ser. DD, 7.11s, 2013	35,100	35,166
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	65,000	65,244
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.854s, 2012	953,586	957,162
Meg Energy Corp. bank term loan FRN 7.35s, 2013
(Canada)	98,750	99,120
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	100,000	99,768
Petroleum Geo-Services ASA bank term loan FRN 7.1s,
2015 (Norway)	150,000	150,000
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.6s, 2012 (Norway)	28,662	28,726
Targa Resources, Inc. bank term loan FRN 7.356s, 2012	631,512	634,078
Targa Resources, Inc. bank term loan FRN 5.225s, 2012	153,871	154,496
Western Refining, Inc. bank term loan FRN Ser. B,
7.07s, 2014	602,679	602,302
Western Refining, Inc. bank term loan FRN Ser. DD, 0
3/4s, 2014	147,321	147,229
		3,402,545

Financial (0.2%)
Hub International, Ltd. bank term loan FRN Ser. B,
7.86s, 2014	142,974	142,706
Hub International, Ltd. bank term loan FRN Ser. DD,
1 3/8s, 2014	32,026	31,966
Realogy Corp. bank term loan FRN 8.32s, 2013	215,303	212,791
Realogy Corp. bank term loan FRN Ser. B, 8.35s, 2013	799,697	790,367
		1,177,830

Health Care (0.8%)
Carestream Health, Inc. bank term loan FRN 7.34s, 2013	419,000	419,158
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.6s, 2014	605,093	605,755
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7.6s, 2014	39,907	39,951
Concentra, Inc. bank term loan FRN Ser. B, 7.6s, 2014	235,000	235,588
Davita, Inc. bank term loan FRN Ser. B, 6.842s, 2012	300,000	300,188
Health Management Associates, Inc. bank term loan FRN
7.1s, 2014	1,195,005	1,195,549
Healthsouth Corp. bank term loan FRN Ser. B, 7.849s,
2013	1,087,569	1,091,091
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.36s, 2014	71,542	71,542
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.606s, 2014	325,000	328,859
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.22s, 2014	19,078	19,078
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.356s, 2014	208,857	208,857
LifePoint, Inc. bank term loan FRN Ser. B, 6.985s, 2012	251,428	250,257
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.082s, 2012	180,000	180,037

				4,945,910

Technology (0.2%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7 3/8s, 2013			180,000	179,213
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.32s, 2013			49,875	49,953
Aspect Software, Inc. bank term loan FRN 8.36s, 2011			49,750	50,030
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.6s, 2013			35,589	35,901
Sabre Holdings Corp. bank term loan FRN 7.605s, 2014			291,542	288,672
SunGard Data Systems, Inc. bank term loan FRN 7.36s,
2014			598,500	600,317
Travelport bank term loan FRN 7.864s, 2013			6,335	6,357
				1,210,443

Transportation (0.1%)
Delta Airlines, Inc. bank term loan FRN 7.355s, 2012			50,000	49,900
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014			800,000	796,688
				846,588

Utilities & Power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN 6.82s, 2013			765,000	760,028
Mirant North America, LLC. bank term loan FRN 7.07s,
2013			61,722	61,699
NRG bank term loan FRN 7.85s, 2014			180,000	178,335
NRG bank term loan FRN 7.1s, 2014			221,096	219,951
NRG Energy, Inc. bank term loan FRN 7.07s, 2014			533,904	531,139
Reliant Energy, Inc. bank term loan FRN 7.1s, 2014			450,000	448,875
				2,200,027

Total senior loans (cost $48,350,303)				$47,964,202

PURCHASED OPTIONS OUTSTANDING (2.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09 / 4.063	EUR	8,790,000	$172,937
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12 / 4.16	EUR	6,140,000	120,468
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.16% versus the six month EUR-EURIBOR-Telerate
maturing March 26, 2014.	Mar-12 / 4.16	EUR	6,140,000	29,980
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09 / 4.063	EUR	8,790,000	14,703
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08 / 5.215		$50,023,000	2,199,876
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08 / 5.198		25,047,000	1,129,234
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08 / 5.22		25,047,000	1,094,529
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08 / 5.20		25,011,000	1,092,430
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May-08 / 5.45		29,240,000	943,601
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08 / 5.235		18,178,000	776,048
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08 / 5.21		10,005,000	431,516
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08 / 5.215		50,023,000	369,660
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May-08 / 5.45		29,240,000	369,208
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08 / 5.16		4,524,000	211,354
Option on an interest rate swap with Goldman Sachs

International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08 / 5.198		25,047,000	190,540
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08 / 5.22		25,047,000	187,174
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08 / 5.20		25,011,000	182,555
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 14, 2009.	May-09 / 4.594	EUR	3,200,000	169,541
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08 / 5.235		$18,178,000	138,207
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08 / 5.21		10,005,000	74,777
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09 / 4.594	EUR	3,200,000	54,908
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08 / 5.16		$4,524,000	30,238
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08 / 5.348		66,698,000	2,155,879
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08 / 5.39		35,068,000	1,077,622
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12 / 4.418	EUR	26,942,000	1,049,737
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08 / 5.348		$66,698,000	502,636
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12 / 4.418	EUR	26,942,000	375,398
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08 / 5.39		$35,068,000	280,583
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08 / 1.03	JPY	7,011,000,000	148,601

Total purchased options outstanding (cost $13,309,549)				$15,573,940

COMMON STOCKS (--%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Units) (F)			991	$14,017
Contifinancial Corp. Liquidating Trust Units (F)			3,510,833	351
VFB LLC (acquired 10/27/00, cost $594,553)
(F)(RES)(NON)			948,004	19,610
XCL Warranty Escrow (F)			991	141,397

Total common stocks (cost $2,143,801)				$175,375

CONVERTIBLE PREFERRED STOCKS (0.0%)(a) (cost $112,017)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,441	$105,573

WARRANTS (0.0%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$ .01	1,020	$17,496
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	508	14,224
Ubiquitel, Inc. 144A	4/15/10	$ 22.74	1,670	17

Total warrants (cost $116,394)				$31,737

SHORT-TERM INVESTMENTS (23.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.53% and
due dates ranging from July 2, 2007 to August 20, 2007
(d)			$6,073,013	$6,062,900
U.S. Treasury Bills for an effective yield of 4.98%,

maturity date 9/27/07 (SEG)	1,791,000	1,769,723
U.S. Treasury Bills for an effective yield of 4.18%,
maturity date 7/19/07	2,154,000	2,149,509
Putnam Prime Money Market Fund (e)	141,545,369	141,545,369

Total short-term investments (cost $151,527,501)		$151,527,501

TOTAL INVESTMENTS

Total investments (cost $676,561,603) (b)		$672,952,097

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (aggregate face value $110,940,890) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$32,555,328	$32,210,213	7/18/07	$345,115
Brazilian Real	1,725,936	1,639,597	7/18/07	86,339
British Pound	10,678,305	10,595,920	9/19/07	82,386
Canadian Dollar	1,638,076	1,636,995	7/18/07	1,081
Danish Krone	1,279,396	1,262,731	9/19/07	16,665
Euro	13,654,077	13,564,935	9/19/07	89,142
Indonesian Rupiah	1,629,069	1,656,874	8/15/07	(27,805)
Indian Rupee	1,776,284	1,777,482	8/16/07	(1,199)
Malaysian Ringgit	1,794,832	1,825,144	8/15/07	(30,313)
Mexican Peso	3,326,546	3,260,899	7/18/07	65,647
Norwegian Krone	22,917,606	22,574,830	9/19/07	342,776
Polish Zolty	5,369,997	5,189,118	9/19/07	180,879
Swedish Krona	4,953,433	4,900,500	9/19/07	52,933
Swiss Franc	8,954,214	8,845,652	9/19/07	108,562

Total				$1,312,208

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (aggregate face value $168,838,612) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,655,691	$11,422,452	7/18/07	$(233,239)
British Pound	9,772,714	9,648,282	9/19/07	(124,431)
Canadian Dollar	16,774,833	16,588,564	7/18/07	(186,269)
Euro	25,447,647	25,253,219	9/19/07	(194,428)
Hungarian Forint	3,454,527	3,312,972	9/19/07	(141,555)
Japanese Yen	50,888,078	52,369,996	8/15/07	1,481,918
Norwegian Krone	6,635,437	6,521,514	9/19/07	(113,924)
Swedish Krona	19,228,921	18,935,587	9/19/07	(293,333)
Swiss Franc	21,451,476	21,330,710	9/19/07	(120,766)
Taiwan Dollar	823,312	813,550	8/15/07	(9,762)
Turkish Lira	2,732,480	2,641,766	9/19/07	(90,713)

Total				$(26,502)

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Sterling Interest Rate 90 day (Long)	480	$112,904,206	Dec-07	$(206,347)
Canadian Government Bond 10 yr (Long)	10	1,043,012	Sep-07	(11,336)
Euro-Bobl 5 yr (Short)	47	6,746,593	Sep-07	20,868
Euro-Bund 10 yr (Long)	209	31,324,497	Sep-07	(129,785)
Euro-Dollar 90 day (Long)	810	191,656,125	Sep-09	(1,205,900)
Euro-Dollar 90 day (Short)	810	192,000,375	Sep-08	1,080,422
Euro-Schatz 02yr (Long)	1275	176,850,766	Sep-07	(35,372)
Japanese Government Bond 10 yr (Long)	55	58,961,751	Sep-07	(143,128)
U.K. Gilt 10 yr (Long)	8	1,665,821	Sep-07	(32,944)
U.S. Treasury Bond 20 yr (Long)	1048	112,922,000	Sep-07	(1,465,337)
U.S. Treasury Note 2 yr (Short)	285	58,077,656	Sep-07	(87,864)
U.S. Treasury Note 5 yr (Short)	726	75,560,719	Sep-07	480,744
U.S. Treasury Note 10 yr (Short)	837	88,473,516	Sep-07	(976,180)

Total				$(2,712,159)

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $3,592,044) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	1,430,000	Mar-12 / 4.40	$109,313
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	1,290,000	Mar-17 / 4.56	87,829
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	1,290,000	Mar-17 / 4.56	36,682
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	1,430,000	Mar-12 / 4.40	30,031
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		$25,011,500	May-12 / 5.51	1,386,027
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		25,011,500	May-12 / 5.51	727,612
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		12,505,500	May-12 / 5.515	672,458
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		12,505,500	May-12 / 5.515	358,695
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		5,002,500	May-12 / 5.52	144,062
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		5,002,500	May-12 / 5.52	268,139

Total				$3,820,848

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $6,910,984) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$3,400,000	7/12/07	$3,431,609
FNMA, 6s, July 1, 2037	2,700,000	7/12/07	2,670,258
GNMA, 6 1/2s, July 1, 2037	800,000	7/19/07	813,312

Total			$6,915,179

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$10,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(592,736)

	16,800,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	505,237

	4,400,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	251,497

Citibank, N.A.
JPY	13,104,267,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(342,747)

	$24,650,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(422,508)

AUD	17,500,000		6/19/17	6.8095%	6 month AUD-BBR-BBSW	47,408

AUD	60,250,000		6/18/12	6 month AUD-BBR-BBSW	6.915%	(99,148)

JPY	1,300,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	(136,472)

AUD	67,660,000		6/18/09	6.79%	3 month AUD-BBR-BBSW	(4,573)

GBP	21,480,000		6/6/17	6 month GBP-LIBOR-BBA	5.694%	(719,293)

GBP	19,040,000		6/6/12	6.003%	6 month GBP-LIBOR-BBA	313,117

GBP	5,110,000		6/8/37	5.02%	6 month GBP-LIBOR-BBA	284,122

	$42,130,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	495,888

JPY	1,134,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	82,512

Credit Suisse First Boston International
	$5,699,500		7/9/14	4.945%	3 month USD-LIBOR-BBA	141,405

Credit Suisse International
GBP	1,480,000		4/3/36	3,728,462 GBP at maturity	6 month GBP-LIBOR-BBA	587,012

GBP	13,280,000		6/14/09	6 month GBP-LIBOR-BBA	6.18625%	(38,029)

Deutsche Bank AG
ZAR	12,120,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(36,019)

Goldman Sachs International
	$80,600,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(820,508)

	73,300,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	767,451

GBP	3,650,000		6/13/37	5.1875%	6 month GBP-LIBOR-BBA	727

AUD	5,300,000		6/28/17	6.8375%	6 month AUD-BBR-BBSW	5,554

AUD	18,080,000		6/28/12	6 month AUD-BBR-BBSW	6.92%	(25,348)

AUD	20,610,000		6/28/09	6.76%	3 month AUD-BBR-BBSW	12,258

GBP	2,772,000		6/15/37	5.24%	6 month GBP-LIBOR-BBA	(27,147)

GBP	10,876,000		6/15/17	6 month GBP-LIBOR-BBA	5.9125%	(7,622)

GBP	9,520,000		6/15/12	6.175%	6 month GBP-LIBOR-BBA	17,295

GBP	18,110,000		6/13/09	6 month GBP-LIBOR-BBA	6.24125%	(15,608)

JPY	743,800,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	19,152

JPMorgan Chase Bank, N.A.
	$25,100,000		9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,465,457)

	16,700,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	82,951

	31,100,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	408,110

	70,918,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	(48,579)

	22,964,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	12,475

JPY	7,460,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(351,100)

	$30,000,000		6/17/15	3 month USD-LIBOR-BBA	4.5505%	(2,017,542)

	16,780,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	416,708

	12,060,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	325,796

	8,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	(141,081)

	112,807,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	730,924

Lehman Brothers International (Europe)
	32,665,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(167,548)

	2,218,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(18,571)

	10,091,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	131,549

EUR	24,900,000		11/13/16	3.983%	6 month
					EUR-EURIBOR-Telerate	1,509,174

Lehman Brothers Special Financing, Inc.
JPY	1,347,600,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	192,998

	$79,881,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	1,065,224

GBP	1,365,000		3/15/36	3,304,437.5 GBP at maturity	6 month GBP-LIBOR-BBA	603,615

	$45,378,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	714,341

	75,656,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	297,202

Merrill Lynch Capital Services, Inc.
JPY	743,800,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(2,548)

Merrill Lynch Derivative Products AG
JPY	371,900,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	634

Total						$2,522,152

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$6,000,000	5/2/08	10 bp plus	Banc of America	$6,884
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	5,640,000	5/2/08	12.5 bp plus	Banc of America	8,976
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	27,038,000	10/1/07	(7.5 bp plus	The spread	--
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	2,223,000	8/1/07	(7.5 bp plus	The spread	--
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	42,180,000	10/31/07	8 bp plus change	Banc of America	61,107
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	1,480,000	4/3/36	2,242,757 GBP at	GBP Non-revised	(85,776)
			maturity	Retail Price
Index

Goldman Sachs International
GBP	3,570,000	4/20/37	3.154%	GBP Non-revised	(269,972)
UK Retail Price
Index excluding
tobacco

USD	1,345,000	9/15/11	678 bp (1 month	Ford Credit Auto	(9)
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

EUR	9,400,000	4/16/17	2.1925%	Eurostat	(112,517)
Eurozone HICP
excluding tobacco

EUR	4,700,000	4/16/37	(2.305%)	Eurostat	139,175
Eurozone HICP
excluding tobacco

EUR	17,070,000	1/9/12	2.17%	Eurostat	(45,813)
Eurozone HICP
excluding tobacco

EUR	4,700,000	1/9/37	(2.3325%)	Eurostat	107,051
Eurozone HICP
excluding tobacco

	$14,050,000	1/1/08	(10 bp plus	The spread	19,136
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor

Securities Index)

GBP	7,933,000	6/15/12	(3.085%)	GBP Non-revised	6,376
Retail Price
Index

EUR	2,627,000	6/12/37	(2.4775%)	Eurostat	(3,648)
Eurozone HICP
excluding tobacco

GBP	1,785,000	6/8/37	(3.315%)	GBP Non-revised	12,575
Retail Price
Index

EUR	24,790,000	5/16/12	2.18%	Eurostat	134,193
Eurozone HICP
excluding tobacco

	$2,860,000	5/1/08	10 bp plus	Banc of America	--
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
	8,399,000	10/1/07	175 bp plus	The spread	5,039
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Lehman Brothers International (Europe)
	508,000	1/1/08	(5 bp plus	The spread	--
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	14,050,000	1/1/08	(Beginning	The spread	19,530
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

	14,050,000	1/1/08	(10 bp plus	The spread	19,136
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
	18,639,000	10/1/07	30 bp plus	The spread	2,442
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

EUR	4,400,000	3/29/37	(2.275%)	Eurostat	160,772
Eurozone HICP
excluding tobacco

GBP	1,365,000	3/15/36	2,065,993 GBP at	GBP Non-revised	(140,841)
			maturity	Retail Price
Index

Morgan Stanley Capital Services Inc.
	$22,140,000	10/31/07	10 bp plus	Banc of America	33,213
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Total					$77,029

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--		$200,000	10/12/52	(134 bp)	$1,615

DJ CDX NA HY Series 8
Index	38,229		8,738,000	6/20/12	(275 bp)	229,589

DJ CDX NA HY Series 8
Index	17,250		4,600,000	6/20/12	(275 bp)	117,989

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--		1,950,000	6/20/12	(89 bp)	24,040

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		590,000	9/20/11	(111 bp)	1,811

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		235,000	6/20/11	(101 bp)	1,011

Bear, Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		70,000	6/20/12	230 bp	(2,173)

DJ ABX NA CMBX BBB Index	--		240,518	10/12/52	(134 bp)	1,860

DJ CDX NA HY Series 8
Index	875		350,000	6/20/12	(275 bp)	8,540

DJ CDX NA HY Series 8
Index 25-35% tranche	--		1,400,000	6/20/12	84 bp	(21,061)

Citibank, N.A.
Charter Communications
Operating LLC	--		600,000	3/20/12	(108 bp)	17,118

DJ CDX NA HY Series 8
Index	1,241		496,250	6/20/12	(275 bp)	12,108

DJ CDX NA HY Series 8
Index 25-35% tranche	--		1,985,000	6/20/12	85 bp	(29,041)

DJ CDX NA IG Series 6
Index	4,392	EUR	4,269,000	6/20/13	(50 bp)	11,210

DJ CDX NA IG Series 6
Index 7-10% tranche	--		$4,269,000	6/20/13	45.75 bp	(19,083)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--		1,400,000	9/20/07	(487.5 bp)	(15,637)

Ford Motor Co., 7.45%,
7/16/31	--		1,700,000	9/20/08	725 bp	102,508

Ford Motor Co., 7.45%,
7/16/31	--		300,000	9/20/07	(485 bp)	(3,334)

Ukraine Government,
7.65%, 6/11/13	--		1,105,000	10/20/11	194 bp	35,570

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		210,000	6/20/09	(165 bp)	(2,649)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		150,000	6/20/17	297 bp	(7,094)

Freeport-McMoRan Copper
& Gold, Inc.	--		597,100	3/20/12	(82 bp)	(5,357)

Freeport-McMoRan Copper
& Gold, Inc.	--		600,000	3/20/12	41 bp	(4,540)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--		350,000	3/20/12	(64 bp)	2,451

Republic of Peru,
8 3/4%, 11/21/33	--		610,000	4/20/17	125 bp	10,855

Solectron Corp., 0%,
5/8/20	--		222,000	3/20/12	(180 bp)	(11,248)

Solectron Global
Finance Ltd, 8%, 3/15/16	--		222,000	3/20/12	380 bp	19,707

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	--		600,000	3/20/10	(48 bp)	6,345

Deutsche Bank AG
DJ CDX NA IG Series 7	--		1,308,000	12/20/13	(50 bp)	3,201

DJ CDX NA IG Series 7
Index 7-10% tranche	--		1,308,000	12/20/13	55 bp	(4,214)

DJ CDX NA IG Series 8
Index 7-10% tranche	--	EUR	3,608,000	6/20/12	22 bp	(7,515)

DJ iTraxx Europe Series
6 Version 1	9,661		$2,318,000	12/20/13	(40 bp)	(7,985)

DJ iTraxx Europe Series
6 Version 1, 6-9%

tranche	--		2,318,000	12/20/13	43 bp	23,309

Republic of Indonesia,
6.75%, 2014	--		575,000	9/20/16	292 bp	49,298

Republic of Peru,
8 3/4%, 11/21/33	--		610,000	4/20/17	126 bp	11,721

Republic of Venezuela,
9 1/4%, 9/15/27	--		595,000	6/20/14	220 bp	(23,674)

Republic of Turkey,
11 7/8%, 1/15/30	--		920,000	6/20/14	195 bp	4,613

United Mexican States,
7.5%, 4/8/33	--		550,000	4/20/17	66 bp	8,350

United Mexican States,
7.5%, 4/8/33	--		1,495,000	3/20/14	56 bp	16,106

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,768,000	(a)	2.461%	192,556

DJ CDX NA HY Series 5
Index	(92,737)		5,243,520	12/20/10	(395 bp)	(350,911)

DJ CDX NA HY Series 8
Index	(80,033)		5,021,690	6/20/10	275 bp	(30,564)

DJ CDX NA HY Series 8
Index	20,500		4,100,000	6/20/12	(275 bp)	110,289

DJ CDX NA HY Series 8
Index	2,500		500,000	6/20/12	(275 bp)	13,450

DJ CDX NA HY Series 8
Index	--		699,000	6/20/12	(275 bp)	15,308

DJ CDX NA HY Series 8
Index	10,444		1,392,500	6/20/12	275 bp	40,939

DJ CDX NA HY Series 8
Index 25-35% tranche	--	EUR	5,570,000	6/20/12	79.5 bp	(91,587)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		$2,796,000	6/20/12	105 bp	(16,270)

DJ CDX NA IG Series 7
Index	(1)		2,178,000	12/20/13	(50 bp)	5,329

DJ CDX NA IG Series 7
Index	3,428		5,090,000	12/20/13	(50 bp)	15,904

DJ CDX NA IG Series 7
Index 7-10% tranche	--		2,178,000	12/20/13	56 bp	(5,813)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		5,090,000	12/20/13	48 bp	(37,428)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,400,000	9/20/08	620 bp	70,738

General Motors Corp.,
7 1/8%, 7/15/13	--		1,400,000	9/20/07	(427.5 bp)	(10,234)

General Motors Corp.,
7 1/8%, 7/15/13	--		300,000	9/20/08	620 bp	15,158

General Motors Corp.,
7 1/8%, 7/15/13	--		300,000	9/20/07	(425 bp)	(2,174)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--		8,399,000	3/15/49	(70 bp)	(3,667)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/07	(345 bp)	(1,754)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/08	550 bp	7,906

Freeport-McMoRan Copper
& Gold, Inc.	--		1,194,100	3/20/12	(85 bp)	(14,687)

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/07	(350 bp)	(1,903)

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/08	500 bp	8,850

Idearc, Inc T/L B L	--		600,000	6/20/12	79 bp	(6,952)

Republic of Argentina,
8.28%, 12/31/33	--		705,000	6/20/14	235 bp	(21,396)

Republic of Turkey,
11 7/8%, 1/15/30	--		990,000	5/20/17	230 bp	7,639

Republic of Turkey,
11 7/8%, 1/15/30	--		730,000	5/20/17	244 bp	12,378

Russian Federation,
7 1/2%, 3/31/30	--		1,605,000	5/20/17	60 bp	(3,189)

Lehman Brothers Special Financing, Inc.
DJ ABX NA CMBX BBB Index	--	60,129	10/12/52	(134 bp)	335

DJ CDX NA CMBX AAA Index	--	18,639,000	3/15/49	(700 bp)	9,630

DJ CDX NA HY Series 8
Index	(154,710)	6,876,000	6/20/12	(275 bp)	74

DJ CDX NA HY Series 8
Index	3,580	716,000	6/20/12	(275 bp)	19,260

DJ CDX NA HY Series 8
Index	--	699,750	6/20/12	(275 bp)	15,324

DJ CDX NA HY Series 8
Index	28,968	1,931,200	6/20/10	(275 bp)	9,796

DJ CDX NA HY Series 8
Index 15-25% tranche	--	2,414,000	6/20/10	80 bp	(6,663)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	2,864,000	6/20/12	82 bp	(45,593)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	2,799,000	6/20/12	100 bp	(22,432)

DJ CDX NA IG Series 7
Index	1,246	2,100,000	12/20/13	(50 bp)	6,393

DJ CDX NA IG Series 7
Index 7-10% tranche	--	2,100,000	12/20/13	54.37 bp	(7,484)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	6,876,000	6/20/12	108 bp	(32,592)

DJ iTraxx Europe Series
6 Version 1	9,279	2,783,000	12/20/13	(40 bp)	(11,254)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	2,783,000	12/20/13	45.25 bp	28,335

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	571,000	6/20/10	(228 bp)	4,657

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	571,000	6/20/12	355 bp	(13,276)

Republic of Argentina,
8.28%, 12/31/33	--	3,335,000	5/20/17	296 bp	(85,706)

Republic of Ecuador,
10%, 8/15/30	--	560,000	5/20/12	540 bp	(46,642)

Republic of Ecuador,
10%, 8/15/30	--	570,000	6/20/12	600 bp	(40,242)

Republic of Ecuador,
10%, 8/15/30	--	340,000	5/20/12	540 bp	(28,625)

Republic of Peru,
8 3/4%, 11/21/33	--	1,185,000	10/20/16	215 bp	99,623

Republic of Turkey,
11 7/8%, 1/15/30	--	4,200,000	5/20/17	228 bp	25,606

Republic of Venezuela,
9 1/4%, 9/15/27	--	1,190,000	5/20/08	(130 bp)	(4,265)

Republic of Venezuela,
9 1/4%, 9/15/27	--	1,190,000	5/20/12	183 bp	(40,106)

Solectron Corp., 0%,
5/8/20	--	495,000	3/20/12	(180 bp)	(25,777)

Solectron Corp., 0%,
5/8/20	--	354,000	3/20/12	(175 bp)	(18,435)

Solectron Corp., 0%,
5/8/20	--	212,000	3/20/12	(175 bp)	(11,040)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	96,000	3/20/12	380 bp	9,224

Solectron Global
Finance Ltd, 8%, 3/15/16	--	354,000	3/20/12	380 bp	34,013

United Mexican States,
7.5%, 4/8/33	--	665,000	4/20/17	67 bp	10,594

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	685,000	9/20/07	(345 bp)	(4,951)

Ford Motor Co., 7.45%,
7/16/31	--	685,000	9/20/08	570 bp	31,246

General Motors Corp.,
7 1/8%, 7/15/13	--	960,000	9/20/07	(335 bp)	(6,696)

General Motors Corp.,
7 1/8%, 7/15/13	--	960,000	9/20/08	500 bp	35,807

L-3 Communications
Corp. 7 5/8%, 2012	--		960,000	9/20/11	(111 bp)	(14,934)

L-3 Communications
Corp. 7 5/8%, 2012	--		585,000	6/20/11	(92 bp)	(4,687)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		150,000	6/20/17	295 bp	(7,297)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		500,000	6/20/09	190 bp	(3,970)

DJ ABX NA CMBX BBB Index	--		83,661	10/12/52	(134 bp)	626

DJ CDX NA HY Series 7
Index	61,940		1,304,000	12/20/09	(325 bp)	25,972

DJ CDX NA HY Series 8
Index	(29,318)		1,954,550	6/20/10	275 bp	(10,064)

DJ CDX NA HY Series 8
Index	144,336		9,622,400	6/20/10	(275 bp)	49,545

DJ CDX NA HY Series 8
Index	(22,262)	EUR	1,400,120	6/20/10	275 bp	(8,362)

DJ CDX NA HY Series 8
Index	--		$699,000	6/20/12	(275 bp)	15,308

DJ CDX NA HY Series 8
Index	--		699,000	6/20/12	(275 bp)	15,308

DJ CDX NA HY Series 8
Index	--		699,250	6/20/12	(275 bp)	15,313

DJ CDX NA HY Series 8
Index 0-15% tranche	(61,644)		601,400	6/20/10	0 bp	15,035

DJ CDX NA HY Series 8
Index 0-15% tranche	(12,221)		120,700	6/20/10	0 bp	3,168

DJ CDX NA HY Series 8
Index 0-25% tranche	--		12,028,000	6/20/10	79 bp	(36,739)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		2,796,000	6/20/12	103 bp	(18,720)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		2,796,000	6/20/12	102 bp	(19,959)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		2,797,000	6/20/12	108 bp	(12,587)

DJ CDX NA IG Series 7
Index	1,344		2,264,000	12/20/13	(50 bp)	6,893

DJ CDX NA IG Series 7
Index 10-15% tranche	52,160		1,304,000	12/20/09	0 bp	(29,223)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		2,264,000	12/20/13	53 bp	(10,410)

Dominican Republic,
8 5/8%, 4/20/27	--		1,190,000	11/20/11	(170 bp)	(9,265)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		150,000	6/20/12	225 bp	(3,701)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/07	(345 bp)	(1,754)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/08	560 bp	9,980

Freeport-McMoRan Copper
& Gold, Inc.	--		597,100	3/20/12	(83 bp)	(5,559)

Freeport-McMoRan Copper
& Gold, Inc.	--		1,788,300	3/20/12	44 bp	(8,465)

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/07	(335 bp)	(1,275)

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/08	500 bp	8,568

Russian Federation, 5%,
3/31/30	--		10,000,000	3/20/12	48 bp	40,067

Total						$361,185

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $652,003,674.

(b) The aggregate identified cost on a tax basis is $677,169,189, resulting in gross unrealized appreciation and depreciation of $16,041,828 and $20,258,920, respectively, or net unrealized depreciation of $4,217,092.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2007 was $19,610 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts, forward currency and forward cross currency contracts and written options at June 30, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2007, the value of securities loaned amounted to $5,916,131. The fund received cash collateral of $6,062,900 which is pooled with collateral of other Putnam funds into 56 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day.Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $5,619,517 for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $214,482,031 and $223,387,858, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at June 30, 2007.

(U) A portion of the position represents unfunded loan commitments. As of June 30, 2007, the fund had unfunded loan commitments of $99,768, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013 (Canada)	$100,000

At June 30, 2007, liquid assets totaling $427,614,183 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

Distribution of investments by country of issue at June 30, 2007: (as a percentage of Portfolio Value)

Argentina	1.9%
Canada	1.0
Cayman Islands	1.0
Colombia	0.6
France	0.9
Germany	1.1
Ireland	2.2

Japan	5.1
Jamaica	1.8
Luxembourg	0.8
Mexico	1.0
Sweden	0.8
United Kingdom	1.8
United States	79.4
Other	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007